Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Awards. The only form of equity compensation employed by the Company in recent years has been awards of restricted stock vesting over four years as discussed above. These grants are made at the first regular Board meeting of the year in February (which typically occurs after release of our annual earnings) with the restricted stock vesting beginning June 1 of the following year and continuing to vest June 1 for the subsequent three years. We believe that our practice of not issuing equity linked awards that depend on the value of our stock on the date of grant, such as stock options, along with the delayed vesting of awards over four years and our issuance of awards after the public announcement of our earnings, ameliorates the risks involved with issuing awards during a time when we potentially could have material nonpublic information. We also have not, and do not intend to, time the release of material nonpublic information to influence the value of equity awards or other elements of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We believe that our practice of not issuing equity linked awards that depend on the value of our stock on the date of grant, such as stock options, along with the delayed vesting of awards over four years and our issuance of awards after the public announcement of our earnings, ameliorates the risks involved with issuing awards during a time when we potentially could have material nonpublic information. We also have not, and do not intend to, time the release of material nonpublic information to influence the value of equity awards or other elements of executive compensation.
MNPI Disclosure Timed for Compensation Value	false